LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2021
SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES USED AS DENOMINATOR

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	Consolidated
	2021 $	2020 $	2019 $
Loss for the year attributable to the owners of Genetic Technologies Limited	(7,077,619)	(6,294,775)	(6,425,604)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	8,544,157,979	4,155,017,525	2,635,454,870